Derivative instruments and hedging activities - Schedule of derivative instruments in statement of financial position fair value (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2023	Mar. 31, 2023
Carrying amount of the hedged liabilities	¥ 2,992	¥ 2,659
Cumulative gains of fair value hedging adjustment included in the carrying amount of the hedged assets/liabilities	260	168
Cumulative amount of fair value hedging adjustment remaining for the liabilities which hedge accounting has been discontinued	2	2
Long-term borrowings [Member]
Carrying amount of the hedged liabilities	2,992	2,659
Cumulative gains of fair value hedging adjustment included in the carrying amount of the hedged assets/liabilities	260	168
Cumulative amount of fair value hedging adjustment remaining for the liabilities which hedge accounting has been discontinued	¥ 2	¥ 2